Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 7,704,859	$ 7,679,722
Less: allowance for credit losses	775,330	740,370
Accounts receivable, net	$ 6,929,529	$ 6,939,352